Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Property and Equipment

Property and equipment consist of (in thousands):

	June 30, 2012	March 31, 2012
Furniture and fixtures	$61,722	$58,009
Equipment	14,874	10,871
Computer equipment and software	23,547	20,280
In-store shops	50,859	48,058
Leasehold improvements	143,397	137,771

	294,399	274,989
Less: accumulated depreciation and amortization	(128,981)	(117,487)

Subtotal	165,418	157,502
Construction-in-progress	14,899	13,253

	$180,317	$170,755

Property and equipment consist of (in thousands):

	March 31, 2012	April 2, 2011
Furniture and fixtures	$58,009	$39,564
Equipment	10,871	8,593
Computer equipment and software	20,280	14,042
In-store shops	48,058	30,970
Leasehold improvements	137,771	95,020

	274,989	188,189
Less: accumulated depreciation and amortization	(117,487)	(77,694)

Subtotal	157,502	110,495
Construction-in-progress	13,253	8,828

	$170,755	$119,323